GENERAL (Acquisition of CynoGen, Inc.) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
GENERAL [Abstract]
Acquisition of CynoGen, Inc., purchase price	$ 2,000
Acquisition of CynoGen, Inc., aggregate fair value of the total shares issued	1,949
Acquisition of CynoGen, Inc., total consideration transferred	$ 3,949
Acquisition of CynoGen, Inc., ordinary shares issued	500,000
Acquisition of CynoGen, Inc., ordinary shares issuable	120,000
Acquisition of CynoGen, Inc., ordinary shares issued and issuable	620,000
Gain from bargain purchase related to acquisition of CynoGen, Inc.	$ 2,352